ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Balance as of January 1		$ 13,888	$ 19,400
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		14,527	10,043
Revenue recognized that was included in the contract liability balance at the beginning of the period		(11,859)	(15,555)
Balance as of December 31		16,556	13,888
Contract liability presented in non-current liabilities	[1]	2,751	1,988
Contract liability presented in current liabilities		$ 13,805	$ 11,900

[1]	As of December 31, 2021, noncurrent deferred revenue is estimated to be recognized as following: 79% in year 2023 and the rest in year 2024-2025.